Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Mar. 31, 2023
Notes to Financial Statements
SEC Schedule, 12-09, Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]

SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS

FRIEDMAN INDUSTRIES, INCORPORATED

(In thousands)

Description	Balance at
	Beginning			Balance at
	of Period	Additions (A)	Deductions	End of Period
Year ended March 31, 2023
Allowance for doubtful accounts receivable and cash discounts (deducted from related asset account)	$85	$98	—	$183
Year ended March 31, 2022
Allowance for doubtful accounts receivable and cash discounts (deducted from related asset account)	$18	$67	—	$85

(A)	Additions consist of charges to bad debt expense of approximately $98 and $67 during fiscal years 2023 and 2022, respectively.